MERRILL LYNCH
                                                            GLOBAL SMALLCAP
                                                            FUND, INC.

                                [GRAPHIC OMITTED]

                                         STRATEGIC
                                                 Performance

                                                            Quarterly Report
                                                            March 31, 1998

                  MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.

Officers and
Directors

Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Hubertus Aarts, Vice President
R. Elise Baum, Vice President
Donald C. Burke, Vice President
Grace Pineda, Vice President
James E. Russell, Vice President
Gerald M. Richard, Treasurer
Philip M. Mandel, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                        Merrill Lynch Global SmallCap Fund, Inc., March 31, 1998

DEAR SHAREHOLDER

The quarter ended March 31, 1998 was positive for most capital markets worldwide, despite periods of volatility. Investors continued to focus on the impact that the financial crisis in Asia would have on economic growth worldwide. In the United States, sentiment fluctuated between a variety of outlooks. At times, US stock and bond prices reflected expectations that the slowdown in Asian economic growth would lead to a sharp decline in US business activity and, ultimately, a deflationary environment. The deterioration of economic conditions in Japan was of particular concern. During other periods, US investors appeared to expect that the positive trends of a moderately expanding economy, declining unemployment, enhanced productivity and corporate profits growth would continue, unimpeded by the devel opments in Asia. To date, there have been only a few signs that Asia's troubles are influencing US economic activity.

The Federal Open Market Committee did not change monetary policy at its meeting in early February. Subsequently, in his Humphrey-Hawkins testimony before Congress, Federal Reserve Board Chairman Alan Greenspan indicated that monetary policy might remain steady for some time. This raised conerns among those US bond investors who had expected imminent monetary policy easing. However, subsequent data releases suggested that US economic growth would remain moderate, which stabilized the bond market.

As 1998 progresses, it is likely that investor focus will remain on developments in Asia, their potential impact on the US economy, and the Federal Reserve Board's response to them.

Portfolio Matters

For the quarter ended March 31, 1998, the total returns for Merrill Lynch Global SmallCap Fund, Inc.'s Class A, Class B, Class C and Class D Shares were +14.57%, +14.17%, +14.20% and +14.50%, respectively. (Fund results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 4 and 5 of this report to shareholders.) The Fund outperformed its benchmark, the unmanaged Salomon Brothers Extended Market Index, which returned +13.04% in US dollar terms for the three months ended March 31, 1998. Although the Fund outperformed in the United States, Europe and Japan, the Fund's overall performance was hindered by continued asset allocation to emerging markets.

In Conclusion

We thank you for your investment in Merrill Lynch Global SmallCap Fund, Inc., and we look forward to reviewing our outlook and strategy in our upcoming annual report to shareholders.

Sincerely,


/s/ Arthur Zeikel

Arthur Zeikel
President


/s/ Kenneth Chiang

 Kenneth Chiang
 Senior Portfolio Manager


/s/ Hubertus Aarts

Hubertus Aarts
Vice President and
Co-Portfolio Manager
European Investments


/s/ R. Elise Baum

R. Elise Baum
Vice President and
Co-Portfolio Manager
North American Investments


/s/ Grace Pineda

Grace Pineda
Vice President and
Co-Portfolio Manager
Emerging Markets Investments

/s/ James Russell

James Russell
Vice President and
Co-Portfolio Manager
Japanese Investments

May 7, 1998

================================================================================
Effective April 15, 1998, Kenneth Chiang is responsible for the day-to-day management of Merrill Lynch Global SmallCap Fund, Inc. Mr. Chiang has been First Vice President of Merrill Lynch Asset Management, L.P. ("MLAM") since 1998. Previously, he was a partner at Samuel Asset Management from 1997 to 1998. Prior thereto, Mr. Chiang served as Vice President and Portfolio Manager of MLAM from 1993 to 1997.
================================================================================

Worldwide Investments
As of 3/31/1998

                                         Country              Percent of
Ten Largest Equity Holdings             of Origin             Net Assets

Paxson Communications Corp. ...........  United States           1.3%
Vimpel-Communications (ADR) ...........  Russia                  1.2
Metromedia International Group, Inc. ..  United States           1.2
Centrais Eletricas de Santa Catarina
  S.A. (CELESC) 'B' (Preferred) .......  Brazil                  1.1
Paints & Chemicals Industries
  Co. S.A.E. (GDR)..... ...............  Egypt                   1.1
Four Seasons Hotels Ltd. ..............  Canada                  1.1
Grupo Radio Centro,
  S.A. de C.V. (ADR)... ...............  Mexico                  1.0
QPLInternational Holdings Ltd. ........  Hong Kong               1.0
TKC Corporation........................  Japan                   1.0
KSB AG (Preferred) ....................  Germany                 0.9

                                                              Percent of
Ten Largest Industries                                        Net Assets

Computer Software ..........................................     6.2%
Telecommunications & Equipment .............................     3.6
Insurance ..................................................     3.4
Metals .....................................................     2.9
Computer Services ..........................................     2.9
Retailing ..................................................     2.9
Natural Resources ..........................................     2.6
Electronics ................................................     2.5
Manufacturing ..............................................     2.3
Engineering & Construction .................................     2.3


                                      2 & 3

                        Merrill Lynch Global SmallCap Fund, Inc., March 31, 1998

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select PricingSM System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account main tenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder prior to October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994, which, in the case of certain eligible investors, were simultaneously exchanged for Class A Shares.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class 4 D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a represen tation of future performance. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent
Performance
Results*


                                                    12 Month       3 Month        Since Inception
                                                  Total Return   Total Return       Total Return
=================================================================================================
ML Global SmallCap Fund, Inc. Class A Shares        +4.50%       +14.57%            +15.98%
-------------------------------------------------------------------------------------------------
ML Global SmallCap Fund, Inc. Class B Shares        +3.35        +14.17             + 9.56
-------------------------------------------------------------------------------------------------
ML Global SmallCap Fund, Inc. Class C Shares        +3.34        +14.20             +11.78
-------------------------------------------------------------------------------------------------
ML Global SmallCap Fund, Inc. Class D Shares        +4.22        +14.50             +12.82
=================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception dates are: Class A Shares and Class CShares, 10/21/94; and Class B Shares and Class D Shares, 8/05/94.

Average Annual
Total Return

                                   % Return Without        % Return With
                                   Sales Charge           Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 3/31/98                      +4.50%               -0.99%
--------------------------------------------------------------------------------
Inception (10/21/94) through 3/31/98    +4.40                 +2.78
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                      % Return             % Return
                                     Without CDSC          With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 3/31/98                      +3.35%               -0.64%
------------------------------------------------------------------------------
Inception (8/5/94) through 3/31/98      +2.53                +2.28
------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                      % Return             % Return
                                     Without CDSC          With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 3/31/98                      +3.34%               +2.34%
------------------------------------------------------------------------------
Inception (10/21/94) through 3/31/98    +3.29                +3.29
------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                      % Return             % Return
                                     Without CDSC          With CDSC**
================================================================================
Class D Shares*
================================================================================
Year Ended 3/31/98                      +4.22%               -1.25%
------------------------------------------------------------------------------
Inception (8/5/94) through 3/31/98      +3.36                +1.84
------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.


                                      4 & 5

                        Merrill Lynch Global SmallCap Fund, Inc., March 31, 1998

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                                                Shares                                                                    Percent of
EUROPE            Industries                    Held                     Investments                Cost        Value     Net Assets
====================================================================================================================================
Denmark           Electrical & Electronics      3,200      Bang & Olufsen Holding A/S (Class B)  $  193,720   $   202,267      0.2%
                  ------------------------------------------------------------------------------------------------------------------
                  Security Services             7,800      Falck A/S                                393,022       450,925      0.5
                  ------------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Denmark             586,742       653,192      0.7
====================================================================================================================================
Finland           Holding Company               2,066      Fiskars OY AB (Class A)                  106,683       254,284      0.3
                  -----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Finland             106,683       254,284      0.3
====================================================================================================================================
France            Computer Software             3,144      Altran Technologies S.A.                 344,319       398,940      0.5
                                               18,500      Business Objects S.A. (ADR) (a)          225,015       277,500      0.3
                                                                                                 ----------   -----------    ------
                                                                                                    569,334       676,440      0.8
                  ------------------------------------------------------------------------------------------------------------------
                  Distribution                  2,800      Guilbert S.A.                            437,291       477,491      0.5
                  ------------------------------------------------------------------------------------------------------------------
                  Electrical Components        12,000      Cofidur S.A.                             488,534       401,519      0.5
                  ------------------------------------------------------------------------------------------------------------------
                  Holding Company                 862      Societe EuraFrance S.A.                  260,859       427,621      0.5
                  ------------------------------------------------------------------------------------------------------------------
                  Plastics                      2,437      Compagnie Plastic Omnium S.A.            289,123       329,319      0.4
                  ------------------------------------------------------------------------------------------------------------------
                  Restaurants                   3,000      Leon de Bruxelles S.A.                   238,620       312,778      0.3
                                                           Total Investments in France            2,283,761     2,625,168      3.0
====================================================================================================================================
Germany           Auto & Truck                  3,735      Koegel Fahrzeugwerke AG (Preferred)      483,355       477,239      0.5
                                               16,800      SAI Automotive AG                        200,468       259,231      0.3
                                                                                                 ----------   -----------    ------
                                                                                                    683,823       736,470      0.8
                  ------------------------------------------------------------------------------------------------------------------
                  Insurance                     4,000      AXA Colonia Konzern AG                   444,359       487,277      0.5
                  ----------------------------------------------------------------------------------------------------------------
                  Machine Tools & Machinery     2,120      Walter AG                                574,925       685,241      0.8
                  ----------------------------------------------------------------------------------------------------------------
                  Machinery & Engineering       8,033      Kloeckner Werke AG                       723,566       598,017      0.7
                  ----------------------------------------------------------------------------------------------------------------
                  Manufacturing                 3,680      Escada AG (Preferred)                    610,130       529,984      0.6
                                                3,087      KSB AG (Preferred)                       442,057       822,309      0.9
                                                                                                 ----------   -----------    ------
                                                                                                  1,052,187     1,352,293      1.5
                  ------------------------------------------------------------------------------------------------------------------
                  Retail Specialty             13,794      Moebel Walther AG                        590,239       425,695      0.5
                  ------------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Germany           4,069,099     4,284,993      4.8
====================================================================================================================================
Ireland           Foods                        59,608      Greencore Group PLC                      299,101       336,303      0.4
                  ------------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Ireland             299,101       336,303      0.4
====================================================================================================================================
Italy             Banking & Finance            12,000      Banca Popolare di Bergamo Credito
                                                           Varesino S.p.A.                          253,121       274,756      0.3
                  ------------------------------------------------------------------------------------------------------------------
                  Textile & Apparel            32,000      Societa Italiana Manufatti
                                                           (SIMINT) S.p.A.                          244,585       338,229      0.4
                  ------------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Italy               497,706       612,985      0.7
====================================================================================================================================
Netherlands       Building & Construction      15,441      NBM-Amstelland NV                        410,332       483,505      0.5
                  ------------------------------------------------------------------------------------------------------------------
                  Computer Software            17,455      DOCdata NV                               254,624       498,786      0.6
                                               34,320      ICT Automatisering NV                    332,485       712,047      0.8
                                                                                                 ----------   -----------    ------
                                                                                                    587,109     1,210,833      1.4
                  ------------------------------------------------------------------------------------------------------------------
                  Electrical Equipment         7,799       Twentsche Kabel Holding NV               309,938       303,390      0.3
                  ------------------------------------------------------------------------------------------------------------------
                  Engineering & Construction  10,497       Volker Wessels Stevin NV                 223,247       349,866      0.4
                  ------------------------------------------------------------------------------------------------------------------
                  Holding Company             15,152       Internatio-Muller NV                     306,486       539,947      0.6
                  ------------------------------------------------------------------------------------------------------------------
                  Industrial Services         16,531       Koninklijke Pakhoed NV                   624,374       595,440      0.7
                  ------------------------------------------------------------------------------------------------------------------
                                                           Total Investments in the Netherlands   2,461,486     3,482,981      3.9
====================================================================================================================================
Norway            Computer Software            6,182       ContextVision AB                          93,624       109,603      0.1
                                               8,684       Merkantildata ASA                        205,273       432,233      0.5
                                                                                                 ----------   -----------    ------
                                                                                                    298,897       541,836      0.6
                  ------------------------------------------------------------------------------------------------------------------
                  Newspaper/Publishing        16,244       Schibsted ASA                            337,559       287,995      0.3
                  ------------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Norway              636,456       829,831      0.9
====================================================================================================================================
Poland            Engineering & Construction  54,607       Elektrim Towarzystwo Handlowe S.A.       189,787       680,806      0.8
                  ------------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Poland              189,787       680,806      0.8
====================================================================================================================================
Portugal          Retail Sales                 9,122       Establecimentos Jeronimo Martins
                                                           & Filho S.A.                             106,068       375,583      0.4
                  ------------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Portugal            106,068       375,583      0.4
====================================================================================================================================
Russia            Cellular Telephones         24,360       Vimpel-Communications (ADR) (a)          733,336     1,084,020      1.2
                  ------------------------------------------------------------------------------------------------------------------
                  Utilities--Communications      652       Nizhnovenergo                             42,380        16,952      0.0
                  ------------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Russia              775,716     1,100,972      1.2
====================================================================================================================================
Spain             Building & Construction      5,900       Abengoa S.A.                             423,726       526,954      0.6
                  ------------------------------------------------------------------------------------------------------------------
                  Manufacturing                3,042       Azkoyen S.A.                             390,077       442,473      0.5
                  ------------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Spain               813,803       969,427      1.1
====================================================================================================================================
Sweden            Computer Services           16,000       Gruppen Mandator AB (B Shares)           369,072       457,939      0.5
                                              29,600       International Business Systems AB        351,277       402,275      0.5
                                                                                                 ----------   -----------    ------
                                                                                                    720,349       860,214      1.0
                  ------------------------------------------------------------------------------------------------------------------
                  Engineering & Construction  17,546       Svedala Industri AB                      230,417       353,839      0.4
                  ------------------------------------------------------------------------------------------------------------------
                  Forest Products/Paper &    629,500       Rottneros Bruks AB Free                  970,956       520,404      0.6
                  Packaging
                  ------------------------------------------------------------------------------------------------------------------
                  Holding Company             19,500       Kinnevik AB (B Shares)                   441,120       455,528      0.5
                  ------------------------------------------------------------------------------------------------------------------
                  Hotels                       9,395       Scandic Hotels AB                        170,526       295,374      0.3
                  ------------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Sweden            2,533,368     2,485,359      2.8
====================================================================================================================================
Switzerland       Advertising                  1,720       Edipresse S.A. (Bearer)                  371,998       606,820      0.7
                  ------------------------------------------------------------------------------------------------------------------
                  Banking                      1,715       Banque Cantonale de Geneve               540,989       531,818      0.6
                  ------------------------------------------------------------------------------------------------------------------
                  Electronics                     40       Kudelski S.A.                            186,667       254,911      0.3
                  ------------------------------------------------------------------------------------------------------------------
                  Industrials                  1,972       Oerlikon-Buehrle Holdings AG             212,627       347,863      0.4
                  ------------------------------------------------------------------------------------------------------------------
                  Medical Supplies               109       Disetronic Holding AG                    244,616       317,239      0.3
                  ------------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products     14,800       Mercer International, Inc.               235,767       144,300      0.2
                  ------------------------------------------------------------------------------------------------------------------
                  Retailing                      585       Grands Magasins Jelmoli S.A.             318,680       705,259      0.8
                  ------------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Switzerland       2,111,344     2,908,210      3.3
====================================================================================================================================


                                      6 & 7

                        Merrill Lynch Global SmallCap Fund, Inc., March 31, 1998
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                          (in US dollars)
--------------------------------------------------------------------------------

EUROPE                                          Shares                                                                    Percent of
(concluded)       Industries                    Held                     Investments                Cost        Value     Net Assets
====================================================================================================================================
United Kingdom    Aerospace                   17,700       DONCASTERS PLC (ADR) (a)              $  323,541   $   462,413      0.5%
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages                  131,500       Matthew Clark PLC                      1,188,993       458,420      0.5
                  -----------------------------------------------------------------------------------------------------------------
                  Building & Construction     57,600       Jarvis PLC                               368,278       620,737      0.7
                  ----------------------------------------------------------------------------------------------------------------
                  Chemicals                  194,346       Inspec Group PLC                         730,295       788,252      0.9
                  ----------------------------------------------------------------------------------------------------------------
                  Computer Services           11,062       Misys PLC                                109,377       552,489      0.6
                  ----------------------------------------------------------------------------------------------------------------
                  Computers                   71,522       Acorn Group PLC                          105,055       237,344      0.3
                                             128,000       Skillsgroup PLC                          403,664       547,046      0.6
                                                                                                 ----------   -----------    ------
                                                                                                    508,719       784,390      0.9
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Components       14,613       Fairey Group PLC                         123,276       143,764      0.2
                  -----------------------------------------------------------------------------------------------------------------
                  Employee Services          127,475       Corporate Services Group PLC             384,653       518,097      0.6
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Services         48,000       Select Appointments (Holdings) PLC       467,928       582,444      0.6
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance                   18,500       Independent Insurance Group PLC          406,004       519,351      0.6
                  -----------------------------------------------------------------------------------------------------------------
                  Merchandising               40,582       Smith (W.H.) Group PLC                   245,484       376,125      0.4
                  -----------------------------------------------------------------------------------------------------------------
                  Metals                      50,288       Johnson Matthey PLC                      546,365       519,181      0.6
                  -----------------------------------------------------------------------------------------------------------------
                  Oil Services                57,553       Expro International Group PLC            476,994       518,948      0.6
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals            133,580       Oxford Molecular Group PLC               677,515       432,089      0.5
                  -----------------------------------------------------------------------------------------------------------------
                  Rental Services             81,400       Ashtead Group PLC                        190,835       330,152      0.4
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles                    92,949       Dewhirst Group PLC                       261,268       410,487      0.4
                  -----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in the
                                                           United Kingdom                         7,009,525     8,017,339      9.0
===================================================================================================================================
                                                           Total Investments in Europe           24,480,645    29,617,433     33.3
===================================================================================================================================
LATIN
AMERICA
===================================================================================================================================
Argentina         Retailing                   24,889       Grimoldi S.A.                             95,150        60,988      0.1
                  -----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Argentina            95,150        60,988      0.1
                  -----------------------------------------------------------------------------------------------------------------
Brazil            Utilities--Electric        822,478       Centrais Eletricas de Santa  Catarina
                                                           S.A. (CELESC) 'B' (Preferred)            729,222       983,877      1.1
                  -----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Brazil              729,222       983,877      1.1
                  -----------------------------------------------------------------------------------------------------------------
Mexico            Banking                    350,850       Grupo Financiero Banorte, S.A. de C.V.
                                                           (Class B)                                387,614       568,545      0.6
                  -----------------------------------------------------------------------------------------------------------------
                  Broadcasting--Media         64,118        Grupo Radio Centro, S.A. de C.V.
                                                           (ADR) (a)                                765,803       909,674      1.0
                  -----------------------------------------------------------------------------------------------------------------
                  Engineering &              242,450       Grupo Profesional Planeacion y
                  Construction                             Proyectos, S.A. de C.V. (Class B)      1,079,551       596,445      0.7
                  -----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Mexico            2,232,968     2,074,664      2.3
===================================================================================================================================
Venezuela         Textiles                    68,880       Sudamtex de Venezuela S.A.C.A.
                                                           (ADR) (a)                                984,000       309,960      0.4
                  -----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Venezuela           984,000       309,960      0.4
===================================================================================================================================
                                                           Total Investments in Latin America     4,041,340     3,429,489      3.9
===================================================================================================================================
MIDDLE EAST/
AFRICA
===================================================================================================================================
Egypt             Industrial--Other           83,200       Paints & Chemicals Industries
                                                           Co. S.A.E. (GDR) (b)                     977,600       963,040      1.1
                  -----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Egypt               977,600       963,040      1.1
===================================================================================================================================
South Africa      Newspaper/Publishing        41,035       Nasionale Pers Beperk                    468,429       338,257      0.4
                  -----------------------------------------------------------------------------------------------------------------
                  Retailing                  472,110       Metro Cash & Carry Ltd.                  453,637       450,120      0.5
                  -----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in South Africa        922,066       788,377      0.9
===================================================================================================================================
                                                           Total Investments in the Middle
                                                           East/Africa                            1,899,666     1,751,417      2.0
===================================================================================================================================
NORTH
AMERICA
===================================================================================================================================
Canada            Leisure                     27,384       Four Seasons Hotels Ltd.                 319,909       941,686      1.1
                  -----------------------------------------------------------------------------------------------------------------
                  Mining                      32,925       Cambior Inc.                             457,703       226,359      0.2
                  -----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Canada              777,612     1,168,045      1.3
===================================================================================================================================
United States     Apparel                     50,100       Norton McNaughton, Inc.                  538,399       241,106      0.3
                  -----------------------------------------------------------------------------------------------------------------
                  Auto--Related               13,200       Meritor Automotive, Inc.                 328,880       350,625      0.4
                                              26,100       Miller Industries, Inc.                  245,591       190,856      0.2
                                              27,000       Walbro Corp.                             494,287       324,000      0.4
                                                                                                 ----------   -----------    ------
                                                                                                  1,068,758       865,481      1.0
                  -----------------------------------------------------------------------------------------------------------------
                  Banking & Finance            7,087       Charter One Financial, Inc.              117,313       472,171      0.5
                                              27,930       Civic Bancorp                            330,916       516,705      0.6
                                                                                                 ----------   -----------    ------
                                                                                                    448,229       988,876      1.1
                  -----------------------------------------------------------------------------------------------------------------
                  Biotechnology                6,150       Biomatrix, Inc.                           86,814       181,425      0.2
                                              11,900       COR Therapeutics, Inc.                   132,024       145,775      0.2
                                              10,600       Cephalon, Inc.                           109,748       147,738      0.2
                                              14,400       Genome Therapeutics Corporation          123,171       123,300      0.1
                                              18,300       Magainin Pharmaceuticals, Inc.           193,027       100,650      0.1
                                              33,000       NABI, Inc.                               222,517        99,000      0.1
                                              33,575       NeoRx Corp.                              227,194       179,416      0.2
                                               6,800       Neurogen Corporation                      90,746       102,425      0.1
                                               8,800       Scios, Inc.                               64,850       107,250      0.1
                                                                                                 ----------   -----------    ------
                                                                                                  1,250,091     1,186,979      1.3
                  -----------------------------------------------------------------------------------------------------------------
                  Broadcasting                99,300       Paxson Communications Corp.            1,030,960     1,104,713      1.3
                  -----------------------------------------------------------------------------------------------------------------
                  Building & Building         11,400       Giant Cement Holding, Inc.               159,638       302,100      0.3
                  Materials
                                               3,300       Oakwood Homes Corporation                 76,173       120,863      0.1
                                              16,200       Ryland Group, Inc.                       232,566       447,525      0.5
                                               2,800       Southern Energy Homes, Inc.               33,888        33,775      0.1
                                              12,300       Toll Brothers, Inc.                      247,648       345,938      0.4
                                                                                                 ----------   -----------    ------
                                                                                                    749,913     1,250,201      1.4
                  -----------------------------------------------------------------------------------------------------------------


                                      8 & 9

                        Merrill Lynch Global SmallCap Fund, Inc., March 31, 1998

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

NORTH AMERICA                                   Shares                                                                    Percent of
(concluded)       Industries                    Held                     Investments                Cost        Value     Net Assets
====================================================================================================================================
United States     Computer Software           46,300       Ardent Software, Inc.                $   326,081   $   653,987      0.7%
  (continued)                                  8,800       BISYS Group, Inc. (The)                  285,737       308,550      0.4
                                              18,825       Boole & Babbage, Inc.                    269,919       458,859      0.5
                                               4,900       Cylink Corporation                        70,702        69,825      0.1
                                              10,150       Harbinger Corporation                    211,075       380,625      0.4
                                               5,000       Learning Company, Inc. (The)              96,337       115,625      0.1
                                               8,700       Software Spectrum, Inc.                  122,887       189,225      0.2
                                               3,963       Sterling Commerce, Inc.                   56,142       183,784      0.2
                                              27,300       Structural Dynamics Research  Corp.      541,710       679,087      0.8
                                                                                                 ----------   -----------    ------
                                                                                                  1,980,590     3,039,567      3.4
                  -----------------------------------------------------------------------------------------------------------------
                  Computers & Computer        10,700       Ikos Systems, Inc.                       106,112        70,887      0.1
                  Services                    37,200       Mentor Graphics Corporation              383,458       365,025      0.4
                                              25,300       Phoenix Technologies Ltd.                343,972       302,019      0.3
                                               4,750       Storage Technology Corporation           203,274       361,297      0.4
                                                                                                 ----------   -----------    ------
                                                                                                  1,036,816     1,099,228      1.2
                  -----------------------------------------------------------------------------------------------------------------
                  Data Processing             27,000       Axiom, Inc.                              336,250       168,750      0.2
                                               5,800       National Data Corporation                204,138       241,062      0.3
                                              12,600       Primark Corporation                      348,261       538,650      0.6
                                              69,600       Sybase, Inc.                           1,106,807       669,900      0.7
                                                                                                 ----------   -----------    ------
                                                                                                  1,995,456     1,618,362      1.8
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified                 18,000       ACX Technologies, Inc.                   383,079       430,875      0.5
                  -----------------------------------------------------------------------------------------------------------------
                  Electronics                 43,800       C.P. Clare Corp.                         362,400       602,250      0.7
                                              13,500       CHS Electronics, Inc.                    285,750       250,594      0.3
                                              12,500       DII Group, Inc.                          150,183       268,750      0.3
                                              18,200       ESCO Electronics Corporation             316,504       300,300      0.3
                                               5,600       Hadco Corporation                        250,098       221,550      0.2
                                               7,800       Triumph Group, Inc.                      225,918       346,125      0.4
                                                                                                 ----------   -----------    ------
                                                                                                  1,590,853     1,989,569      2.2
                  -----------------------------------------------------------------------------------------------------------------
                  Environmental Control       14,114       BHA Group Inc. (Class A)                 198,583       245,231      0.3
                                              31,100       Envirosource, Inc.                       113,803        72,891      0.1
                                                                                                 ----------   -----------    ------
                                                                                                    312,386       318,122      0.4
                  -----------------------------------------------------------------------------------------------------------------
                  Gaming                      15,800       WMS Industries, Inc.                     307,818       494,737      0.6
                  -----------------------------------------------------------------------------------------------------------------
                  Healthcare--                27,400       Magellan Health Services, Inc.           776,534       712,400      0.8
                  Products/Services           32,500       MedPartners, Inc.                        328,107       333,125      0.4
                                              46,800       Ramsay Health Care, Inc.                 287,902       152,100      0.2
                                               9,500       Sierra Health Services, Inc.             300,093       378,812      0.4
                                                                                                 ----------   -----------    ------
                                                                                                  1,692,636     1,576,437      1.8
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Outsourcing      18,000       APAC TeleServices, Inc.                  248,778       232,875      0.3
                                              50,700       SITEL Corporation                        474,026       646,425      0.7
                                                                                                 ----------   -----------    ------
                                                                                                    722,804       879,300      1.0
                  -----------------------------------------------------------------------------------------------------------------
                   Insurance                   6,600       American National Insurance Co.          570,555       644,325      0.7
                                               5,000       AmerUs Life Holdings Inc. (Class  A)     164,375       161,875      0.2
                                              20,000       Gryphon Holdings, Inc.                   307,500       345,000      0.4
                                               9,200       HCC Insurance Holdings, Inc.             152,585       211,600      0.3
                                              20,100       PXRE Corp.                               452,775       623,100      0.7
                                                 300       Trenwick Group, Inc.                      10,987        11,175      0.0
                                                                                                 ----------   -----------    ------
                                                                                                  1,658,777     1,997,075      2.3
                  -----------------------------------------------------------------------------------------------------------------
                  Investment Management        4,800       Waddell & Reed Financial, Inc. (Class A) 111,824       124,800      0.1
                  -----------------------------------------------------------------------------------------------------------------
                  Leisure                     13,000       Callaway Golf Company                    367,509       377,000      0.4
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery                   14,000       AGCO Corporation                         328,730       415,625      0.5
                                              19,000       Stewart & Stevenson Services,  Inc.      447,526       456,000      0.5
                                                                                                 ----------   -----------    ------
                                                                                                    776,256       871,625      1.0
                  -----------------------------------------------------------------------------------------------------------------
                  Manufacturing               18,000       Foamex International Inc.                256,500       316,125      0.3
                  -----------------------------------------------------------------------------------------------------------------
                  Medical                     33,600       HCIA Inc.                                421,327       487,200      0.6
                                              15,300       Vivus, Inc.                              408,381       179,775      0.2
                                                                                                 ----------   -----------    ------
                                                                                                    829,708       666,975      0.8
                  -----------------------------------------------------------------------------------------------------------------
                  Metals                       8,150       Applied Industrial Technologies,  Inc.   155,388       219,541      0.3
                                              15,800       Castle (A.M.) & Company                  291,876       365,375      0.4
                                              17,700       Citation Corporation                     238,490       393,825      0.4
                                              17,400       Commonwealth Industries, Inc.            327,256       297,975      0.3
                                              23,000       Shiloh Industries, Inc.                  307,437       500,250      0.6
                                               6,700       Wolverine Tube, Inc.                     192,590       268,837      0.3
                                                                                                 ----------   -----------    ------
                                                                                                  1,513,037     2,045,803      2.3
                  -----------------------------------------------------------------------------------------------------------------
                  Natural Resources           22,700       Benton Oil and Gas Company               427,019       251,119      0.3
                                              18,300       Brown (Tom), Inc.                        210,967       409,462      0.5
                                              15,200       Forcenergy Inc.                          340,500       402,800      0.5
                                              12,100       Louis Dreyfus Natural Gas Corp.          213,955       220,825      0.2
                                              22,000       Plains Resources, Inc.                   137,500       374,000      0.4
                                              15,500       TransTexas Gas Corp.                     170,500       243,156      0.3
                                              40,263       Zemex Corporation                        344,670       382,498      0.4
                                                                                                 ----------   -----------    ------
                                                                                                  1,845,111     2,283,860      2.6
                  -----------------------------------------------------------------------------------------------------------------
                  Office Equipment            21,400       Danka Business Systems PLC (ADR) (a)(d)  387,875       391,888      0.4
                  -----------------------------------------------------------------------------------------------------------------
                  Restaurants                 21,500       Au Bon Pain Company, Inc. (Class  A)     138,629       180,062      0.2
                  -----------------------------------------------------------------------------------------------------------------
                  Retailing                   20,000       Baker (J.), Inc.                         187,041       156,250      0.2
                                               9,200       Department 56, Inc.                      213,397       349,600      0.4
                                              18,200       Fingerhut Companies, Inc.                364,195       472,062      0.5
                                              19,500       Micro Warehouse, Inc.                    332,347       318,094      0.4
                                                                                                 ----------   -----------    ------
                                                                                                  1,096,980     1,296,006      1.5
                  -----------------------------------------------------------------------------------------------------------------
                  Steel                        3,600       Novamerican Steel Inc.                    39,000        46,350      0.0
                  -----------------------------------------------------------------------------------------------------------------
                  Telecommunications &         7,200       Allen Telecom Inc.                       127,512       113,400      0.1
                  Equipment                   90,000       Applied Digital Access, Inc.             455,178       720,000      0.8
                                              14,000       Comdial Corporation                       87,175       152,250      0.2
                                               9,000       DSP Communications, Inc.                 124,304       153,562      0.2


                                     10 & 11

                        Merrill Lynch Global SmallCap Fund, Inc., March 31, 1998

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

NORTH AMERICA                                   Shares                                                                    Percent of
(concluded)       Industries                    Held                            Investments         Cost        Value     Net Assets
====================================================================================================================================
United States     Telecommunications &         4,500       Harmonic Lightwaves, Inc.             $   68,800    $   70,875      0.1%
(concluded)       Equipment (concluded)       12,300       MasTec, Inc.                             303,503       387,450      0.4
                                              68,400       Metromedia International Group,  Inc.    810,535     1,038,825      1.2
                                              36,300       Network Equipment Technologies,  Inc.    535,212       589,875      0.6
                                                                                                 ----------   -----------    ------
                                                                                                  2,512,219     3,226,237      3.6
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation              12,550       Air Express International Corporation    227,985       332,575      0.4
                                              10,000       Circle International Group, Inc.         252,349       265,000      0.3
                                                                                                 ----------   -----------    ------
                                                                                                    480,334       597,575      0.7
                  -----------------------------------------------------------------------------------------------------------------
                  Wire & Cable Products       28,500       Anixter International Inc.               462,092       525,469      0.6
                                               7,600       General Cable Corporation                159,600       344,850      0.4
                                                                                                 ----------   -----------    ------
                                                                                                    621,692       870,319      1.0
                  -----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in the United
                                                           States                                27,744,239    32,375,253     36.5
===================================================================================================================================
                                                           Total Investments in North America    28,521,851    33,543,298     37.8
===================================================================================================================================
PACIFIC
BASIN
===================================================================================================================================
Hong Kong         Appliances                 332,000       Guangdong Kelon Electrical Holdings
                                                           Company Ltd. (Class H)                   471,804       385,648      0.4
                  -----------------------------------------------------------------------------------------------------------------
                  Cement Manufacturers     1,188,000       Anhui Conch Cement Co. Ltd. (Class H)    353,773       263,727      0.3
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment     1,368,000       Harbin Power Equipment Company Ltd.      248,460       190,687      0.2
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Components    1,805,400       QPL International Holdings Ltd.        1,714,961       897,108      1.0
                  -----------------------------------------------------------------------------------------------------------------
                  Foods/Food Processing    6,570,700       Tingyi (Cayman Islands) Holdings Co.   1,145,650       780,207      0.9
                  -----------------------------------------------------------------------------------------------------------------
                  Packaging                2,787,400       Sinocan Holdings Ltd.                    931,340       500,063      0.6
                  -----------------------------------------------------------------------------------------------------------------
                  Telecommunications         276,000       Smartone Telecommunications              539,754       781,905      0.9
                  -----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Hong Kong         5,405,742     3,799,345      4.3
===================================================================================================================================
Indonesia         Banking--International     606,000       PT Bank Bali (Foreign)                   634,023        61,301      0.0
                  -----------------------------------------------------------------------------------------------------------------
                  Consumer--Goods          1,589,080       PT Wicaksana Overseas International    1,186,891        78,076      0.1
                  -----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Indonesia         1,820,914       139,377      0.1
===================================================================================================================================
Japan             Automobile Parts            23,000       Murakami Corporation                     309,120       100,240      0.1
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages                   79,000       Hokkaido Coca-Cola Bottling Co., Ltd.  1,298,058       712,353      0.8
                                              81,400       Sanyo Coca-Cola Bottling Co., Ltd.     1,118,168       782,928      0.9
                                                                                                 ----------   -----------    ------
                                                                                                  2,416,226     1,495,281      1.7
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals                   33,000       Canon Chemicals, Inc.                    573,804       317,403      0.4
                                              45,000       Shin-Etsu Polymer Co., Ltd.              188,582       165,690      0.2
                                                                                                 ----------   -----------    ------
                                                                                                    762,386       483,093      0.6
                  -----------------------------------------------------------------------------------------------------------------
                  Computer Services           15,000       Sumisho Computer Systems Corp.           249,015       287,421      0.3
                                              51,700       TKC Corporation                        1,374,367       846,904      1.0
                                                                                                 ----------   -----------    ------
                                                                                                  1,623,382     1,134,325      1.3
                  -----------------------------------------------------------------------------------------------------------------
                  Construction                89,600       Japan Foundation Engineering Co., Ltd. 1,735,016       653,754      0.7
                                             164,000       Yondenko Corp.                         1,510,731       617,403      0.7
                                                                                                 ----------   -----------    ------
                                                                                                  3,245,747     1,271,157      1.4
                  -----------------------------------------------------------------------------------------------------------------
                  Consumer Electricals        49,000       Roland Corporation                     1,175,635       729,035      0.8
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment        16,000       Shinmei Electric Co.                     799,257       218,816      0.2
                  -----------------------------------------------------------------------------------------------------------------
                  Electronic Components       35,000       Chiyoda Integre Co., Ltd.                220,393       142,020      0.2
                  -----------------------------------------------------------------------------------------------------------------
                  Foods/Food Processing       20,000       Ariake Japan Co., Ltd.                   711,101       525,999      0.6
                  -----------------------------------------------------------------------------------------------------------------
                  Industrials                 17,400       Nitto Kohki Company Ltd.                 488,740       193,508      0.2
                  -----------------------------------------------------------------------------------------------------------------
                  Iron & Steel               193,000       Nippon Chutetsukan K.K.                1,196,396       464,082      0.5
                  -----------------------------------------------------------------------------------------------------------------
                  Metal Fabrication          124,000       Toyo Kohan Co., Ltd.                   1,057,406       792,005      0.9
                  -----------------------------------------------------------------------------------------------------------------
                  Pollution Control           48,000       Organo Corporation                       464,813       172,408      0.2
                  -----------------------------------------------------------------------------------------------------------------
                  Real Estate                 53,000       Keihanshin Real Estate Co. Ltd.          525,507       227,006      0.3
                                              57,680       TOC Company Ltd.                         596,958       485,434      0.5
                                                                                                 ----------   -----------    ------
                                                                                                  1,122,465       712,440      0.8
                  -----------------------------------------------------------------------------------------------------------------
                  Restaurants                 34,000       Mos Food Services, Inc.                  976,502       441,990      0.5
                                              83,000       Ohsho Food Service Corp.               2,244,318       767,133      0.9
                                                                                                 ----------   -----------    ------
                                                                                                  3,220,820     1,209,123      1.4
                  -----------------------------------------------------------------------------------------------------------------
                  Retail Specialty            52,000       ADO Electric Industrial Co., Ltd.      1,520,682       382,928      0.4
                  -----------------------------------------------------------------------------------------------------------------
                  Services                    49,000       Ichinen Co., Ltd.                      1,148,129       405,020      0.5
                  -----------------------------------------------------------------------------------------------------------------
                  Trading                     34,000       Japan CBM Corp.                        1,197,480       776,676      0.9
                  -----------------------------------------------------------------------------------------------------------------
                  Trucking                   108,000       Nippon Konpo Unyu Soko Co.             1,045,185       661,407      0.7
                  -----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Japan            23,725,363    11,869,563     13.4
===================================================================================================================================
Malaysia          Advertising                221,000       Seni Jaya Corporation BHD                708,918       136,983      0.1
                  -----------------------------------------------------------------------------------------------------------------
                  Newspaper/Publishing       143,000       New Straits Times Press BHD              602,724       224,545      0.3
                  -----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Malaysia          1,311,642       361,528      0.4
===================================================================================================================================
New Zealand       Agriculture                959,650       Wrightson Ltd.                           705,431       312,709      0.3
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals                  146,000       Fernz Corporation Ltd.                   439,021       403,179      0.5
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles                   176,150       Lane Walker Rudkin Industries, Ltd.     196,618       116,745       0.1
                  -----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in New Zealand       1,341,070       832,633      0.9
===================================================================================================================================
Philippines       Financial Services          46,128       Far East Bank & Trust Company             82,959        61,064      0.1
                  -----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in the Philippines      82,959        61,064      0.1
===================================================================================================================================
Thailand          Financial Services          93,200       Industrial Finance Corporation
                                                           of Thailand                              179,847        54,684      0.1
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation              62,000       Thoresen Thai Agency PLC 'Express'
                                                           (Warrants) (c)                                 0         3,005      0.0
                  -----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Thailand            179,847        57,689      0.1
===================================================================================================================================
                                                           Total Investments in the Pacific
                                                           Basin                                 33,867,537    17,121,199     19.3
===================================================================================================================================


                                    12 & 13

                        Merrill Lynch Global SmallCap Fund, Inc., March 31, 1998

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

SOUTHEAST                                       Shares                                                                    Percent of
ASIA              Industries                    Held                            Investments         Cost        Value     Net Assets
====================================================================================================================================
India             Financial Services          24,764       Industrial Credit & Investment
                                                           Corporation of India Ltd.
                                                           (ICICI) (GDR) (b)                     $  277,849   $   377,651      0.4%
====================================================================================================================================
                                                           Total Investments in Southeast Asia      277,849       377,651      0.4
====================================================================================================================================

SHORT-TERM                                      Face
SECURITIES                                      Amount                          Issue
====================================================================================================================================
                  Commercial Paper*      US$ 2,317,000     General Motors Acceptance Corp.,
                                                           6.13% due 4/01/1998                    2,317,000     2,317,000      2.6
                  ------------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Short-Term
                                                           Securities                             2,317,000     2,317,000      2.6
====================================================================================================================================
                  Total Investments                                                             $95,405,888    88,157,487     99.3
                                                                                                ===========
                  Unrealized Appreciation on Forward Foreign Exchange Contracts **                                206,184      0.2
                  Other Assets Less Liabilities                                                                   459,190      0.5
                                                                                                              -----------    -----
                  Net Assets                                                                                  $88,822,861    100.0%
                                                                                                              ===========    =====
====================================================================================================================================
                  Net Asset Value: Class A-Based on net assets of $4,261,789 and 437,330 shares outstanding   $      9.75
                                                                                                              ===========
                                   Class B-Based on net assets of $67,274,116 and 7,011,727
                                   shares outstanding                                                         $      9.59
                                                                                                              ===========
                                   Class C-Based on net assets of $4,704,247 and 491,571 shares outstanding   $      9.57
                                                                                                              ===========
                                   Class D-Based on net assets of $12,582,709 and 1,295,727
                                   shares outstanding                                                         $      9.71
                                                                                                              ===========

                  (a)   American Depositary Receipts (ADR).

                  (b)   Global Depositary Receipts (GDR).

                  (c) Warrants entitle the Fund to purchase a predetermined number of shares of stock/face amount of bonds at a predetermined price until the expiration date.

                  (d) Consistent with the general policy of the Securities and Exchange Commission, the nationality or domicile of an issuer for determination of foreign issuer status may be
                        (i) the country under whose laws the issuer is organized, (ii) the country in which the issuer's securities are principally traded, or (iii) the country in which the issuer derives a significant proportion (at least 50%) of its revenue or profits from goods produced or sold, investments made, or services performed in the country, or in which at least 50% of the assets of the issuer are situated.

                  * Commercial Paper is traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund.

                  ** Forward foreign exchange contracts as of March 31, 1998 were as follows:

                  Foreign Currency              Expiration                             Unrealized
                  Purchased                     Date                                   Appreciation
                  ---------------------------------------------------------------------------------
                  (yen)  551,685,961            April 1998                               $206,184
                  ---------------------------------------------------------------------------------
                  Total Unrealized Appreciation on Forward Foreign Exchange
                  Contracts--Net (US$ Commitment-$4,360,159)                             $206,184
                                                                                         ========
                  ---------------------------------------------------------------------------------

EQUITY PORTFOLIO CHANGES

                  For the Quarter Ended March 31, 1998

Additions         APAC TeleServices, Inc.
                  AXA Colonia Konzern AG
                  Abengoa S.A.
                  AmerUS Life Holdings Inc. (Class A)
                  Ardent Software, Inc.
                  Azkoyen S.A.
                  Banca Popolare di Bergamo Credito
                   Varesino S.p.A.
                  Bang & Olufsen Holding A/S (Class B)
                 *Bank Bali (Foreign)
                  Banque Cantonale de Geneve
                  Callaway Golf Company
                  ContextVision AB DSP Communications, Inc.
                  Danka Business Systems PLC (ADR)
                  ESCO Electronics Corporation
                  Falck A/S
                  Foamex International Inc.
                  Forcenergy Inc.
                  Gruppen Mandator AB (B Shares)
                  Guilbert S.A.
                  HCC Insurance Holdings, Inc.
                  Hadco Corporation
                  Harmonic Lightwaves, Inc.
                 *Helvetia Patria Holding (Registered)
                  ICT Automatisering NV
                  Independent Insurance Group PLC
                  International Business Systems AB
                  Jarvis PLC
                  Kinnevik AB (B Shares)
                  Kudelski S.A.
                  Learning Company, Inc. (The)
                  Leon de Bruxelles S.A.
                  Louis Dreyfus Natural Gas Corp.
                  MedPartners, Inc.
                  Meritor Automotive, Inc.
                  Miller Industries, Inc.
                  SAI Automotive AG
                  Skillsgroup PLC
                  Societa Italiana Manufatti (SIMINT) S.p.A.
                  Southern Energy Homes, Inc.
                  Trenwick Group, Inc.
                  Waddell & Reed Financial, Inc. (Class A)

Deletions         Aim Services Co., Ltd.
                  Alpha Industries, Inc.
                  Banco Ganadero S.A. (Class A)
                    (Preferred) (ADR)
                 *Bank Bali (Foreign)
                  Banque Cantonale Vaudois (BCV)
                  Betrand Faure S.A.
                  Carli Grey International A/S
                  Castorama Dubois Investissements S.C.A.
                  Clondalkin Group PLC
                  Companhia de Tecidos Norte de Minas
                    S.A. (COTEMINAS)(Preferred)
                  Consorcio Alimentos Fabril Pacifico S.A.
                  Empresa Nacional de Comercio S.A.
                  Estacionamientos Subterraneos,
                    S.A. (Ordinary)
                  Farah, Inc.
                  Fotolabo S.A.
                  Gilead Sciences, Inc.
                  Haven Bancorp, Inc.
                 *Helvetia Patria Holding (Registered)
                  Huhtamaki OY
                  Kanto Biomedical Laboratory Co.
                  Kalmar Industries AB
                  Logica PLC
                  Metromail Corporation
                  Miura Co., Ltd.
                  Nitori Co.
                  Nu Horizons Electronics Corp.
                  Olicom A/S
                  Pharmaceutical Product
                    Development, Inc.
                  Physician Computer Network, Inc.
                  Platinum Technology, Inc.
                  Premier Farnell PLC
                  Reliastar Financial Corporation
                  Saurer AG (Registered)
                  Showa Corporation
                  Sommer-Allibert S.A.
                  Sukegawa Electric Co.
                  Su-Raj Diamonds Ltd.
                  Towa Corporation
                  Union des Assurances Federales S.A.
                  VISX, Inc.
                  VMARK Software, Inc.
                  Vallourec S.A.
                  Vanstar Corporation
                  Wang Laboratories, Inc.

                  * Added and deleted in the same quarter.


                                    14 & 15

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this re port should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Global SmallCap
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                           #18177-3/98

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